Average Annual Total Returns{- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend Income Fund	Fidelity Advisor Freedom Blend Income Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend Income Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend Income Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend Income Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend Income Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend Income Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend Income Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class Z Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0199 Past 1 year	F0199 Since Inception
Total	(3.39%)	3.68%	[1]	(4.56%)	2.66%	[1]	(1.75%)	2.49%	[1]	(1.37%)	4.15%	[1]	0.72%	4.73%	[1]	2.77%	5.80%	[1]	2.87%	5.91%	[1]	(1.54%)	4.61%	[1]	3.09%	6.06%	[1]

[1]	(a)From August 31, 2018